Tax	12 Months Ended
Dec. 31, 2018
Tax
Tax

The notes included in this section focus on the results and performance of the Barclays Group. Information on the income generated, expenditure incurred, segmental performance, tax, earnings per share and dividends are included here. For further detail on performance, see income statement commentary within Financial review (unaudited) on page 00.

9 Tax

Accounting for income taxes

The Barclays Group applies IAS 12 Income Taxes in accounting for taxes on income. Income tax payable on taxable profits (current tax) is recognised as an expense in the periods in which the profits arise. Withholding taxes are also treated as income taxes. Income tax recoverable on tax allowable losses is recognised as a current tax asset only to the extent that it is regarded as recoverable by offsetting against taxable profits arising in the current or prior periods. Current tax is measured using tax rates and tax laws that have been enacted or substantively enacted at the balance sheet date.

Deferred tax assets are recognised to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilised, except in certain circumstances where the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss. Deferred tax is determined using tax rates and legislation enacted or substantively enacted by the balance sheet date which are expected to apply when the deferred tax asset is realised or the deferred tax liability is settled. Deferred tax assets and liabilities are only offset when there is both a legal right to set-off and an intention to settle on a net basis.

The Barclays Group considers an uncertain tax position to exist when it considers that ultimately, in the future, the amount of profit subject to tax may be greater than the amount initially reflected in the Barclays Group’s tax returns. The Barclays Group accounts for provisions in respect of uncertain tax positions in two different ways.

A current tax provision is recognised when it is considered probable that the outcome of a review by a tax authority of an uncertain tax position will alter the amount of cash tax due to, or from, a tax authority in the future. From recognition, the current tax provision is then measured at the amount the Barclays Group ultimately expects to pay the tax authority to resolve the position, taking into account any interest and penalties potentially payable to the tax authority.

Deferred tax provisions are adjustments made to the carrying value of deferred tax assets in respect of uncertain tax positions. A deferred tax provision is recognised when it is considered probable that the outcome of a review by a tax authority of an uncertain tax position will result in a reduction in the carrying value of the deferred tax asset. From recognition of a provision, measurement of the underlying deferred tax asset is adjusted to take into account the expected impact of resolving the uncertain tax position on the loss or temporary difference giving rise to the deferred tax asset.

The approach taken to measurement takes account of whether the uncertain tax position is a discrete position that will be reviewed by the tax authority in isolation from any other position, or one of a number of issues which are expected to be reviewed together concurrently and resolved simultaneously with a tax authority. Barclays Group’s measurement of provisions is based upon its best estimate of the additional profit that will become subject to tax. For a discrete position, consideration is given only to the merits of that position. Where a number of issues are expected to be reviewed and resolved together, Barclays Group will take into account not only the merits of its position in respect of each particular issue but also the overall level of provision relative to the aggregate of the uncertain tax positions across all the issues that are expected to be resolved at the same time. In addition, in assessing provision levels, it is assumed that tax authorities will review uncertain tax positions and that all facts will be fully and transparently disclosed.

Critical accounting estimates and judgements

There are two key areas of judgement that impact the reported tax position. Firstly, the level of provisioning for uncertain tax positions; and secondly, the recognition and measurement of deferred tax assets.

The Barclays Group does not consider there to be a significant risk of a material adjustment to the carrying amount of current and deferred tax balances, including provisions for uncertain tax positions in the next financial year.  The provisions for uncertain tax positions cover a diverse range of issues and reflect advice from external counsel where relevant.  It should be noted that only a proportion of the total uncertain tax positions will be under audit at any point in time, and could therefore be subject to challenge by a tax authority over the next year.

Deferred tax assets have been recognised based on business profit forecasts. Details on the recognition of deferred tax assets is provided in this note.

	2018	2017	2016
	£m	£m	£m
Current tax charge/(credit)
Current year	900	768	896
Adjustments in respect of prior years	(214)	55	(361)
	686	823	535
Deferred tax charge/(credit)
Current year	442	1,507	393
Adjustments in respect of prior years	(6)	(90)	65
	436	1,417	458
Tax charge	1,122	2,240	993

The table below shows the reconciliation between the actual tax charge and the tax charge that would result from applying the standard UK corporation tax rate to the Barclays Group’s profit before tax.

	2018	2018	2017	2017	2016	2016
	£m	%	£m	%	£m	%
Profit before tax from continuing operations	3,494		3,541		3,230
Tax charge based on the standard UK corporation tax rate of 19% (2017: 19.25%; 2016: 20%)	664	19.0%	682	19.3%	646	20.0%
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 21.9% (2017: 29.4%; 2016: 32.8%))	100	2.9%	356	10.1%	415	12.8%

Recurring items:
Non-creditable taxes including withholding taxes	156	4.5%	191	5.4%	277	8.6%
Non-deductible expenses	81	2.3%	90	2.5%	114	3.5%
Impact of UK bank levy being non-deductible	51	1.5%	70	2.0%	82	2.5%
Tax adjustments in respect of share-based payments	17	0.5%	5	0.1%	34	1.1%
Non-taxable gains and income	(245)	(7.0%)	(178)	(5.0%)	(199)	(6.2%)
Changes in recognition of deferred tax and effect of unrecognised tax losses	(104)	(3.0%)	(71)	(2.0%)	(178)	(5.5%)
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK	16	0.5%	(61)	(1.7%)	(128)	(4.0%)
Adjustments in respect of prior years	(220)	(6.3%)	(35)	(1.0%)	(296)	(9.2%)
Banking surcharge and other items	167	4.8%	128	3.6%	88	2.7%

Non-recurring items:
Remeasurement of US deferred tax assets due to US tax rate reduction	-	-	1,177	33.2%	-	-
Impact of the UK branch exemption election on US branch deferred tax assets	-	-	(276)	(7.8%)	-	-
Non-deductible provisions for UK customer redress	93	2.7%	129	3.6%	203	6.3%
Non-deductible provisions for investigations and litigation	346	9.9%	72	2.0%	48	1.5%
Non-taxable gains and income on divestments	-	-	(39)	(1.1%)	(180)	(5.6%)
Non-deductible impairments and losses on divestments	-	-	-	-	67	2.1%
Total tax charge	1,122	32.1%	2,240	63.3%	993	30.7%

Factors driving the effective tax rate

The effective tax rate of 32.1% is higher than the UK corporation tax rate of 19% primarily due to profits earned outside the UK being taxed at local statutory tax rates that are higher than the UK tax rate, provisions for UK customer redress, investigations and litigation being non-deductible for tax purposes, non-creditable taxes and non-deductible expenses including UK bank levy. In addition, the UK profits of banking companies are subject to a surcharge. These factors, which have each increased the effective tax rate, are partially offset by the impact of non-taxable gains and income in the period, changes in the recognition of deferred tax, and the impact of adjustments in respect of prior years.

The Barclays Group’s future tax charge will be sensitive to the geographic mix of profits earned and the tax rates in force in the jurisdictions that the Barclays Group operates in. In the UK, legislation to reduce the corporation tax rate to 17% from 1 April 2020 has been enacted.

Effective from 1 January 2019, a change in accounting standards requires the tax consequences of all payments on financial instruments that are classified as equity for accounting purposes, where those payments are considered to be a distribution of profit, to be included in the income statement tax charge. The Barclays Group currently includes the tax credit associated with deductions for payments made under Additional Tier 1 instruments as a movement in reserves. This accounting change will result in that tax credit being included in the income statement tax charge, and this will have the effect of reducing the Barclays Group's effective tax rate from 2019.

For illustrative purposes, if this future accounting approach had been applied in 2018, then, the tax credit on payments under Additional Tier 1 instruments would have reduced the Barclays Group’s total income statement tax charge by £203m.

Tax in the consolidated statement of comprehensive income

The tax relating to each component of other comprehensive income can be found on page xx in the consolidated statement of comprehensive income which includes within Other a tax credit of £30m (2017: £5m charge) on other items including share based payments.

Tax in respect of discontinued operation

Tax relating to the discontinued operation can be found in the BAGL disposal group income statement (refer to Note 41). The tax charge of nil (2017: £154m) related entirely to the profit from the ordinary activities of the discontinued operation.

Current tax assets and liabilities

Movements on current tax assets and liabilities were as follows:

	2018	2017
	£m	£m
Assets	482	561
Liabilities	(586)	(737)
As at 1 January	(104)	(176)
Income statement from continuing operations	(686)	(823)
Other comprehensive income	321	93
Corporate income tax paid	548	708
Other movements	91	94
	170	(104)
Assets	798	482
Liabilities	(628)	(586)
As at 31 December	170	(104)

Deferred tax assets and liabilities

The deferred tax amounts on the balance sheet were as follows:

	2018	2017
	£m	£m
Intermediate Holding Company ('IHC Tax Group')	1,454	1,413
US Branch Tax Group	1,087	1,234
UK Tax Group	861	492
Other	426	318
Deferred tax asset	3,828	3,457
Deferred tax liability	(51)	(44)
Net deferred tax	3,777	3,413

US deferred tax assets in the IHC and US Branch Tax Groups

The deferred tax asset in the IHC Tax Group of £1,454m (2017: £1,413m) includes £220m (2017: £286m) relating to tax losses and the deferred tax asset in Barclays Bank PLC’s US Branch Tax Group of £1,087m (2017: £1,234m) includes £167m (2017: £283m) relating to tax losses. Under US tax rules, losses occurring prior to 1 January 2018 can be carried forward and offset against profits for a period of 20 years. The losses first arose in 2011 in the IHC Tax Group and 2008 in the US Branch Tax Group and therefore, any unused amounts may begin to expire in 2031 and 2028 respectively. The remaining US deferred tax assets relate to temporary differences for which there is no time limit on recovery. The deferred tax assets for the IHC and the US Branch Tax Groups’ tax losses are currently projected to be fully utilised by 2020.

UK Tax Group deferred tax asset

The deferred tax asset in the UK Tax Group of £861m (2017: £492m) relates entirely to temporary differences.

Other deferred tax assets

The deferred tax asset of £426m (2017: £318m) in other entities within the Barclays Group includes £142m (2017: £27m) relating to tax losses carried forward. These deferred tax assets relate to a number of different territories and their recognition is based on profit forecasts or local country law which indicate that it is probable that the losses and temporary differences will be utilised.

Of the deferred tax asset of £426m (2017: £318m), an amount of £247m (2017: £218m) relates to entities which have suffered a loss in either the current or prior year. This has been taken into account in reaching the above conclusion that these deferred tax assets will be fully recovered in the future.

The table below shows movements on deferred tax assets and liabilities during the year. The amounts are different from those disclosed on the balance sheet and in the preceding table as they are presented before offsetting asset and liability balances where there is a legal right to set-off and an intention to settle on a net basis.

	Fixed assettimingdifferences	Fair value through other comprehensive income	Cash flowhedges	Retirementbenefitobligations	Loanimpairmentallowance	Otherprovisions	Tax lossescarriedforward	Share-basedpayments and deferred compensation	Other	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets[a]	1,266	200	1	52	735	157	596	384	1,362	4,753
Liabilities	(28)	(161)	(76)	(218)	-	-	-	-	(230)	(713)
At 1 January 2018[a]	1,238	39	(75)	(166)	735	157	596	384	1,132	4,040
Income statement	(14)	(8)	7	(120)	(84)	(62)	(103)	(26)	(26)	(436)
Other comprehensive income	-	108	96	(98)	(48)	8	1	(13)	(7)	47
Other movements	52	6	1	(5)	(2)	9	35	14	16	126
	1,276	145	29	(389)	601	112	529	359	1,115	3,777
Assets	1,292	180	39	46	601	112	529	359	1,377	4,535
Liabilities	(16)	(35)	(10)	(435)	-	-	-	-	(262)	(758)
At 31 December 2018	1,276	145	29	(389)	601	112	529	359	1,115	3,777

Assets	1,801	183	-	91	151	251	503	732	2,013	5,725
Liabilities	(92)	(141)	(333)	-	-	-	-	-	(319)	(885)
At 1 January 2017	1,709	42	(333)	91	151	251	503	732	1,694	4,840
Income statement	(353)	-	-	(322)	(38)	(69)	131	(307)	(459)	(1,417)
Other comprehensive income	-	(3)	262	49	-	-	-	(22)	22	308
Other movements	(118)	-	(4)	16	(5)	(25)	(38)	(19)	(125)	(318)
	1,238	39	(75)	(166)	108	157	596	384	1,132	3,413
Assets	1,266	200	1	52	108	157	596	384	1,362	4,126
Liabilities	(28)	(161)	(76)	(218)	-	-	-	-	(230)	(713)
At 31 December 2017	1,238	39	(75)	(166)	108	157	596	384	1,132	3,413

Note

a Following the adoption of IFRS 9 and IFRS 15 on 1 January 2018, additional deferred tax assets of £627m were recognised. Refer to Note 42 for further information.

Other movements include the impact of changes in foreign exchange rates as well as deferred tax amounts relating to acquisitions and disposals.

The amount of deferred tax liability expected to be settled after more than 12 months is £635m (2017: £522m). The amount of deferred tax assets expected to be recovered after more than 12 months is £3,703m (2017: £3,399m). These amounts are before offsetting asset and liability balances where there is a legal right to set-off and an intention to settle on a net basis.

Unrecognised deferred tax

Tax losses and temporary differences

Deferred tax assets have not been recognised in respect of gross deductible temporary differences of £175m (2017: £157m), unused tax credits of £198m (2017: £546m), and gross tax losses of £16,313m (2017: £17,919m). The tax losses include capital losses of £3,225m (2017: £3,126m). Of these tax losses, £240m (2017: £409m) expire within five years, £259m (2017: £193m) expire within six to ten years, £948m (2017: £2,016m) expire within 11 to 20 years and £14,866m (2017: £15,301m) can be carried forward indefinitely. Deferred tax assets have not been recognised in respect of these items because it is not probable that future taxable profits and gains will be available against which they can be utilised.

Group investments in subsidiaries, branches and associates

Deferred tax is not recognised in respect of the value of the Barclays Group's investments in subsidiaries, branches and associates where the Barclays Group is able to control the timing of the reversal of the temporary differences and it is probable that such differences will not reverse in the foreseeable future. The aggregate amount of these temporary differences for which deferred tax liabilities have not been recognised was £0.6bn (2017: £0.1bn).